INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 17, 2020 TO THE PROSPECTUSES

DATED DECEMBER 20, 2019,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

(the “Fund”)

Effective immediately, the Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being “non-diversified” are hereby deleted in their entirety.

Please Retain This Supplement For Future Reference.

P-TRST2-PRO-EQI-SUP-6 071720

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 17, 2020 TO THE PROSPECTUSES

DATED DECEMBER 20, 2019,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Minimum Variance ETF (SPMV)

(the “Fund”)

Effective immediately, the Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being “non-diversified” are hereby deleted in their entirety. In addition, the Prospectuses are revised as follows:

The following disclosure is added in the Fund’s “Summary Information – Principal Investment Strategies” section:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added with respect to the Fund in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

The following disclosure is added in the Fund’s “Summary Information – Performance” section:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Please Retain This Supplement For Future Reference.

P-TRST2-PRO-EQI-SUP-5 071720

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 17, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

(the “Fund”)

The Fund has changed its classification from “non-diversified” to “diversified”. The disclosure in the Statement of Additional Information is updated, effective immediately, as follows:

The first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to identify the Fund as diversified.

In addition and accordingly, the Fund is now subject to the following investment restrictions:

The Fund, as a fundamental policy, may not:

(1)

As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)	As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII-USEQ- SAI -SUP 071720

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 17, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Minimum Variance ETF (SPMV)

(the “Fund”)

The Fund has changed its classification from “non-diversified” to “diversified”. The disclosure in the Statement of Additional Information is updated, effective immediately, as follows:

The first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to identify the Fund as diversified.

In addition and accordingly, the Fund is now subject to the following investment restrictions:

The Fund, as a fundamental policy, may not:

(1)

As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities), except as may be necessary to approximate the composition of its Underlying Index.

(2)

As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except as may be necessary to approximate the composition of its Underlying Index.

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII- SPMV-SAI -SUP 071720